Income Taxes (Summary of Effective Income Tax Rate) (Q2) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective tax rate	24.80%	24.00%	25.60%	23.50%	23.40%	24.10%	17.80%